Janus Henderson International Value Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 92.7%
Aerospace & Defense – 5.1%
BAE Systems PLC	197,675	$1,478,649
Meggitt PLC	78,752	685,036
		2,163,685
Automobiles – 7.1%
Bayerische Motoren Werke AG	12,866	1,055,451
Honda Motor Co Ltd	40,300	1,149,574
Hyundai Motor Co	8,006	834,319
		3,039,344
Banks – 4.8%
Bank of Ireland Group PLC	119,595	654,863
Lloyds Banking Group PLC	957,508	792,576
Royal Bank of Scotland Group PLC	184,987	588,726
		2,036,165
Beverages – 1.4%
Diageo PLC	9,801	415,439
Stock Spirits Group PLC	74,019	202,433
		617,872
Chemicals – 1.8%
Nutrien Ltd	9,775	468,047
Tikkurila Oyj	18,537	298,561
		766,608
Commercial Services & Supplies – 1.0%
Daiseki Co Ltd	10,400	302,982
Secom Joshinetsu Co Ltd	3,575	132,450
		435,432
Communications Equipment – 0.4%
Icom Inc	7,400	185,273
Construction Materials – 2.3%
HeidelbergCement AG	6,566	478,395
Vicat SA	11,376	514,841
		993,236
Containers & Packaging – 1.4%
Amcor PLC	56,633	618,656
Diversified Consumer Services – 0.1%
Shingakukai Holdings Co Ltd	9,175	44,929
Diversified Telecommunication Services – 4.5%
Bharti Infratel Ltd	173,216	612,816
Singapore Telecommunications Ltd	528,100	1,323,589
		1,936,405
Electrical Equipment – 0.6%
Cosel Co Ltd	24,200	262,850
Electronic Equipment, Instruments & Components – 1.9%
Celestica Inc*	50,295	415,940
Hirose Electric Co Ltd	3,000	387,426
		803,366
Food & Staples Retailing – 0.8%
Qol Holdings Co Ltd	23,700	333,772
Food Products – 7.6%
Danone SA	13,381	1,109,105
Nestle SA (REG)	9,683	1,048,558
Orkla ASA	109,043	1,105,302
		3,262,965
Health Care Equipment & Supplies – 0.7%
Hogy Medical Co Ltd	6,400	210,898
Paramount Bed Holdings Co Ltd	2,400	100,957
		311,855
Health Care Providers & Services – 1.7%
BML Inc	15,100	437,127
Toho Holdings Co Ltd	13,200	294,886
		732,013
Hotels, Restaurants & Leisure – 1.8%
Grand Korea Leisure Co Ltd	18,445	310,261
Kangwon Land Inc*	18,374	470,354
		780,615
Industrial Conglomerates – 1.9%
CK Hutchison Holdings Ltd	84,184	802,751
Information Technology Services – 0.8%
Transcosmos Inc	11,700	319,639

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – 0.8%
Sompo Holdings Inc	9,058	$358,518
Interactive Media & Services – 2.1%
Z Holdings Corp	212,900	903,414
Machinery – 6.2%
ANDRITZ AG	13,730	591,346
Asahi Diamond Industrial Co Ltd	8,400	49,871
Ebara Corp	23,000	703,930
Fukushima Industries Corp	5,500	207,566
GEA Group AG	23,289	770,048
Hoshizaki Corp	3,900	349,650
		2,672,411
Media – 0.8%
Grupo Televisa SAB (ADR)	29,432	345,237
Metals & Mining – 1.0%
Yamato Kogyo Co Ltd	17,600	444,212
Multi-Utilities – 0.9%
Engie SA	25,024	404,165
Oil, Gas & Consumable Fuels – 3.4%
BP PLC (ADR)	20,227	763,367
Canadian Natural Resources Ltd	8,850	286,275
Royal Dutch Shell PLC	13,000	384,804
		1,434,446
Personal Products – 2.6%
CLIO Cosmetics Co Ltd*	9,002	170,885
Unilever NV	16,389	941,709
		1,112,594
Pharmaceuticals – 15.2%
GlaxoSmithKline PLC	52,337	1,233,114
Novartis AG	15,161	1,439,950
Roche Holding AG	5,954	1,932,158
Sanofi	19,072	1,917,083
		6,522,305
Professional Services – 0.9%
Bureau Veritas SA	15,345	400,328
Real Estate Management & Development – 3.6%
Bridgemarq Real Estate Services	20,389	231,151
CK Asset Holdings Ltd	79,178	571,596
Foxtons Group PLC*	260,917	304,091
LSL Property Services PLC	116,004	420,961
		1,527,799
Specialty Retail – 0.7%
Lookers PLC	231,111	168,346
Vertu Motors PLC	233,203	116,129
		284,475
Textiles, Apparel & Luxury Goods – 1.4%
Cie Financiere Richemont SA	7,392	581,062
Tobacco – 2.1%
Imperial Brands PLC	15,316	379,117
Scandinavian Tobacco Group A/S (144A)	42,433	517,600
		896,717
Trading Companies & Distributors – 1.4%
Travis Perkins PLC	28,456	603,747
Wireless Telecommunication Services – 1.9%
Vodafone Group PLC	411,533	799,891
Total Common Stocks (cost $39,463,355)		39,738,752
Repurchase Agreements – 6.7%
ING Financial Markets LLC, Joint repurchase agreement, 1.4300%, dated 12/31/19, maturing 1/2/20 to be repurchased at $2,900,230 collateralized by $2,811,004 in U.S. Treasuries 1.3750% - 4.5000%, 2/28/23 - 5/15/48 with a value of $2,958,236 (cost $2,900,000)	$2,900,000	2,900,000
Total Investments (total cost $42,363,355) – 99.4%		42,638,752
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		237,722
Net Assets – 100%		$42,876,474

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$9,336,426	21.9%
Japan	7,179,924	16.9

Switzerland	5,001,728	11.7
France	4,345,522	10.2
United States	3,518,656	8.3
Germany	2,303,894	5.4
South Korea	1,785,819	4.2
Canada	1,401,413	3.3
Hong Kong	1,374,347	3.2
Singapore	1,323,589	3.1
Norway	1,105,302	2.6
Netherlands	941,709	2.2
Ireland	654,863	1.5
India	612,816	1.4
Austria	591,346	1.4
Denmark	517,600	1.2
Mexico	345,237	0.8
Finland	298,561	0.7

Total	$42,638,752	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $517,600, which represents 1.2% of net assets.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$39,738,752	$-	$-
Repurchase Agreements	-	2,900,000	-
Total Assets	$39,738,752	$2,900,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange

(“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.